Note 7 Changes in allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 455,016	€ 413,585
Gross carrying amount loans and advances at amortized cost	507,842	455,016	€ 413,585
Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(11,630)	(11,316)	(11,291)
Transfers of financial assets	(3,690)	(3,031)	(2,790)
Transfers from stage 1 to stage 2	(753)	(594)	(563)
Transfers from stage 2 to stage 1	260	275	210
Transfers to stage 3	(3,639)	(3,259)	(2,734)
Transfers from stage 3	442	548	297
Net annual origination of allowances	(1,573)	(2,174)	(846)
Becoming write offs	3,796	3,337	3,071
Methodological changes and adoption of new standards	0
Net foreign exchange loss	737	1,613	160
Increase (decrease) through other movements, financial assets	(525)	(304)	(252)
Other impairment losses	493	246	631
Gross carrying amount loans and advances at amortized cost	(12,394)	(11,630)	(11,316)
Stage 1 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(2,406)	(2,131)	(2,065)
Transfers of financial assets	157	105	73
Transfers from stage 1 to stage 2	117	103	118
Transfers from stage 2 to stage 1	(60)	(53)	(113)
Transfers to stage 3	109	93	81
Transfers from stage 3	(9)	(38)	(13)
Net annual origination of allowances	(864)	(1,059)	(466)
Becoming write offs	413	321	147
Methodological changes and adoption of new standards	0
Net foreign exchange loss	86	325	(52)
Increase (decrease) through other movements, financial assets	2	3	3
Other impairment losses	158	30	229
Gross carrying amount loans and advances at amortized cost	(2,455)	(2,406)	(2,131)
Stage 2 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(1,848)	(2,026)	(1,942)
Transfers of financial assets	(349)	(370)	(336)
Transfers from stage 1 to stage 2	(870)	(697)	(681)
Transfers from stage 2 to stage 1	320	327	323
Transfers to stage 3	282	146	120
Transfers from stage 3	(81)	(146)	(97)
Net annual origination of allowances	(254)	10	(148)
Becoming write offs	100	107	71
Methodological changes and adoption of new standards	0
Net foreign exchange loss	204	213	44
Increase (decrease) through other movements, financial assets	(13)	35	49
Other impairment losses	207	183	235
Gross carrying amount loans and advances at amortized cost	(1,953)	(1,848)	(2,026)
Stage 3 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(7,375)	(7,158)	(7,284)
Transfers of financial assets	(3,498)	(2,766)	(2,527)
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	(4,030)	(3,498)	(2,935)
Transfers from stage 3	532	732	408
Net annual origination of allowances	(455)	(1,125)	(232)
Becoming write offs	3,283	2,909	2,853
Methodological changes and adoption of new standards	0
Net foreign exchange loss	446	1,075	169
Increase (decrease) through other movements, financial assets	(515)	(342)	(304)
Other impairment losses	128	33	167
Gross carrying amount loans and advances at amortized cost	€ (7,985)	€ (7,375)	€ (7,158)